Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables

	SA Rand
Figures in million	2020	2019

Financial liabilities

Trade payables	706	763
Lease liability - current[1]	60	—
Other liabilities (a)	204	167

Non-financial liabilities

Payroll accruals	616	548
Leave liabilities (b)	537	540
Shaft related accruals	585	556
Other accruals	213	148
Value added tax	85	98
Income and mining tax	—	55

Total trade and other payables	3 006	2 875

[1] Refer to note 28 for an analysis of the lease liability.

(a)
Includes a loan from Village Main Reef Limited of R55 million. The loan was taken on with the acquisition of the Moab Khotsong operations. The loan is unsecured, interest free and has no fixed terms of payment.

(b)
Employee entitlements to annual leave are recognised on an ongoing basis. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date. The movement in the liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2020	2019

Balance at beginning of year	540	504
Benefits paid	(567)	(537)
Total expense per income statement	538	575
Translation (gain)/loss	26	(2)

Balance at end of year	537	540